Document And Entity Information	Nov. 30, 2021 shares
Document Information [Line Items]
Entity Registrant Name	GoldMining Inc.
Document, Type	40-F
Current Fiscal Year End Date	--11-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document, Annual Report	true
Document, Period End Date	Nov. 30, 2021
Entity, File Number	001-39566
Entity, Incorporation, State or Country Code	Z4
Entity, Address, Address Line One	Suite 1830, 1030 West Georgia Street
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	BC
Entity, Address, Postal Zip Code	V6E 2Y3
Entity, Address, Country	CA
City Area Code	604
Local Phone Number	630-1000
Title of 12(b) Security	Common shares
Trading Symbol	GLDG
Security Exchange Name	NYSEAMER
Entity, Common Stock Shares, Outstanding	150,242,110
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Entity Central Index Key	0001538847
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information [Line Items]
Entity, Address, Address Line One	28 Liberty Street
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System